JPMORGAN MUNICIPAL FUNDS

JPMorgan Short Term Municipal Bond Fund

(Class A, Class B & Class C Shares)

(a series of JPMorgan Trust II)

Supplement dated February 20, 2009

to the Prospectuses dated July 1, 2008, as supplemented

On February 18, 2009, the Board of Trustees of JPMorgan Trust II approved changes to the name, investment strategies and benchmark of the JPMorgan Short Term Municipal Bond Fund (the "Fund").

Effective April 30, 2009 (the “Effective Date”), the name of the Fund will change from "JPMorgan Short Term Municipal Bond Fund" to "JPMorgan Short-Intermediate Municipal Bond Fund". All references in the Prospectus to "JPMorgan Short Term Municipal Bond Fund" will hereby be replaced with "JPMorgan Short-Intermediate Municipal Bond Fund".

On the Effective Date, the investment strategy of the Fund will change from an average weighted maturity range of less than three years to an average weighted maturity range of one to five years. As such, on the Effective Date, the section titled “What are the Fund’s main investment strategies?” in the Fund’s Prospectus will hereby be amended as follows:

➢	The first sentence of the first paragraph will be deleted in its entirety and replaced with the following sentence:

The Fund invests in a portfolio of municipal bonds with an average weighted maturity of one to five years.

➢	The third sentence of the fifth paragraph will be deleted in its entirety and replaced with the following sentence:

The Fund’s average weighted maturity normally will be one to five years.

Lastly, on the Effective Date, the Fund’s benchmark will change from the Barclays Capital Short Municipal Bond Index (formerly known as the Lehman Brothers Short Municipal Bond Index) to the Barclays Capital 1-5 Year Municipal Blend Index. As a result, the fifth sentence in the first paragraph of “The Fund’s Past Performance” section is hereby deleted in its entirety and replaced with the following:

It compares that performance to the Barclays Capital 1-5 Year Municipal Blend Index, the Fund’s current benchmark, and the Barclays Capital Short Municipal Bond Index (formerly known as the Lehman Brothers Short Municipal Bond Index), the Fund’s former benchmark, both of which are broad-based securities market indexes. The Fund’s performance is also compared to the Lipper Short Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Furthermore, the Average Annual Total Returns Table is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES) Shows performance over time, for periods ended December 31, 2007*
	Past 1 Year	Past 5 Years	Life of Fund[1]
CLASS A
Return Before Taxes	1.37	1.83	3.03
Return After Taxes on Distributions	1.36	1.80	3.01
Return After Taxes on Distributions and Sale of Fund Shares	1.90	1.90	3.01
CLASS B — RETURN BEFORE TAXES[2]	0.18	1.81	2.95
CLASS C — RETURN BEFORE TAXES	3.19	1.81	2.76
BARCLAYS CAPITAL 1-5 YEAR MUNICIPAL BLEND INDEX3,^ (Reflects No Deduction for Fees, Expenses or Taxes)	4.95	2.84	N/A**
BARCLAYS CAPITAL SHORT MUNICIPAL BOND INDEX4,^ (Reflects No Deduction for Fees, Expenses or Taxes)	4.47	3.82	4.00
LIPPER SHORT MUNICIPAL DEBT FUNDS INDEX5,^ (Reflects No Deduction for Taxes)	3.04	2.29	3.16

After-tax returns are shown for only the Class A Shares and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*

The performance data include the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999. Historical performance shown for Class C Shares prior to its inception on November 1, 2001 is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

**	Index did not exist for the complete period.

1	The Fund commenced operations on 5/4/98. Performance of the benchmarks is from 4/30/98.

2	Class B Shares automatically convert to Class A Shares after six years. Therefore, the performance in the “Life of Fund” column represents a combination of Class A and Class B operating expenses.

3

The Barclays Capital 1-5 Year Municipal Blend Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1-5.999 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses, as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B and Class C Shares. The Fund’s Benchmark has changed from the Barclays Capital Short Municipal Bond Index (formerly known as Lehman Brothers Short Municipal Bond Index) to the Barclays Capital 1-5 Year Municipal Blend Index because the adviser believes the new benchmark more accurately reflects the Fund’s investment strategy.

4

The Barclays Capital Short Municipal Bond Index (formerly known as Lehman Brothers Short Municipal Bond Index) is an unmanaged index of investment grade, tax-exempt municipal bonds with short-term maturities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses, as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B and Class C Shares.

5	The Lipper Short Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

^ Investors cannot invest directly in an index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-STMB–ABC-209

JPMORGAN MUNICIPAL FUNDS

JPMorgan Short Term Municipal Bond Fund

(Select Class Shares)

(a series of JPMorgan Trust II)

Supplement dated February 20, 2009

to the Prospectuses dated July 1, 2008, as supplemented

On February 18, 2009, the Board of Trustees of JPMorgan Trust II approved changes to the name, investment strategies and benchmark of the JPMorgan Short Term Municipal Bond Fund (the "Fund").

Effective April 30, 2009 (the “Effective Date”), the name of the Fund will change from "JPMorgan Short Term Municipal Bond Fund" to "JPMorgan Short-Intermediate Municipal Bond Fund". All references in the Prospectus to "JPMorgan Short Term Municipal Bond Fund" will hereby be replaced with "JPMorgan Short-Intermediate Municipal Bond Fund".

On the Effective Date, the investment strategy of the Fund will change from an average weighted maturity range of less than three years to an average weighted maturity range of one to five years. As such, on the Effective Date, the section titled “What are the Fund’s main investment strategies?” in the Fund’s Prospectus will hereby be amended as follows:

➢	The first sentence of the first paragraph will be deleted in its entirety and replaced with the following sentence:

The Fund invests in a portfolio of municipal bonds with an average weighted maturity of one to five years.

➢	The third sentence of the fifth paragraph will be deleted in its entirety and replaced with the following sentence:

The Fund’s average weighted maturity normally will be one to five years.

Lastly, on the Effective Date, the Fund’s benchmark will change from the Barclays Capital Short Municipal Bond Index (formerly known as the Lehman Brothers Short Municipal Bond Index) to the Barclays Capital 1-5 Year Municipal Blend Index. As a result, the fifth sentence in the first paragraph of “The Fund’s Past Performance” section is hereby deleted in its entirety and replaced with the following:

It compares that performance to the Barclays Capital 1-5 Year Municipal Blend Index, the Fund’s current benchmark, and the Barclays Capital Short Municipal Bond Index (formerly known as the Lehman Brothers Short Municipal Bond Index), the Fund’s former benchmark, both of which are broad-based securities market indexes. The Fund’s performance is also compared to the Lipper Short Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.

Furthermore, the Average Annual Total Returns Table is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (%) (WITH MAXIMUM SALES CHARGES) Shows performance over time, for periods ended December 31, 2007*
	Past 1 Year	Past 5 Years	Life of Fund[1]
SELECT CLASS
Return Before Taxes	3.91	2.56	3.55
Return After Taxes on Distributions	3.91	2.54	3.53
Return After Taxes on Distributions and Sale of Fund Shares	3.66	2.57	3.50
BARCLAYS CAPITAL 1-5 YEAR MUNICIPAL BLEND INDEX2,^ (Reflects No Deduction for Fees, Expenses or Taxes)	4.95	2.84	N/A**
BARCLAYS CAPITAL SHORT MUNICIPAL BOND INDEX3,^ (Reflects No Deduction for Fees, Expenses or Taxes)	4.47	3.82	4.00
LIPPER SHORT MUNICIPAL DEBT FUNDS INDEX4,^ (Reflects No Deduction for Taxes)	3.04	2.29	3.16

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The performance data include the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999.

**	Index did not exist for the complete period.

1	The Fund commenced operations on 5/4/98. Performance of the benchmarks is from 4/30/98.

2

The Barclays Capital 1-5 Year Municipal Blend Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1-5.999 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses, as well as the deduction of sales charges on Class A Shares and contingent deferred sales charges on Class B and Class C Shares. The Fund’s Benchmark has changed from the Barclays Capital Short Municipal Bond Index (formerly known as Lehman Brothers Short Municipal Bond Index) to the Barclays Capital 1-5 Year Municipal Blend Index because the adviser believes the new benchmark more accurately reflects the Fund’s investment strategy.

3

The Barclays Capital Short Municipal Bond Index (formerly known as Lehman Brothers Short Municipal Bond Index) is an unmanaged index of investment grade, tax-exempt municipal bonds with short-term maturities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

4	The Lipper Short Municipal Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

^ Investors cannot invest directly in an index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-STMB-S-209

JPMORGAN MUNICIPAL FUNDS

JPMorgan Short Term Municipal Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated February 20, 2009

to the Statement of Information dated July 1, 2008, as supplemented

On February 18, 2009, the Board of Trustees of JPMorgan Trust II approved changes to the name, investment strategies and benchmark of the JPMorgan Short Term Municipal Bond Fund (the "Fund").

Effective April 30, 2009 (the “Effective Date”), the name of the Fund will change from "JPMorgan Short Term Municipal Bond Fund" to "JPMorgan Short-Intermediate Municipal Bond Fund". All references in the Statement of Additional Information to "JPMorgan Short Term Municipal Bond Fund" will hereby be replaced with "JPMorgan Short-Intermediate Municipal Bond Fund".

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-STMB-209